Note Fair value measurement (Quantitative inputs level 3) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Trading Securities Debt		$ 37,787	$ 33,926
Mortgage servicing rights		169,777	168,031	$ 196,889
Level 3
Assets
Trading Securities Debt		1,139 [1]	1,101
Mortgage servicing rights		169,777	168,031
Recurring
Assets
Trading Securities Debt		37,787	33,746
Mortgage servicing rights		169,777	168,031
Recurring | Level 3
Assets
Trading Securities Debt		1,139	1,101
Mortgage servicing rights		169,777	168,031
Nonrecurring
Assets
Loans	[2]	73,893		$ 79,175
Mortgage Servicing Rights | Recurring | Level 3
Assets
Mortgage servicing rights		$ 169,777
Mortgage Servicing Rights | Recurring | Discounted cash flow approach | Maximum | Level 3
Unobservable inputs
Weighted average life		17 years 5 months
Prepayment speed		17.80%
Discount rate		15.00%
Mortgage Servicing Rights | Recurring | Discounted cash flow approach | Minimum | Level 3
Unobservable inputs
Weighted average life		1 month
Prepayment speed		0.20%
Discount rate		9.50%
Mortgage Servicing Rights | Recurring | Discounted cash flow approach | Weighted Average | Level 3
Unobservable inputs
Weighted average life		6 years 10 months
Prepayment speed		5.30%
Discount rate		11.20%
Loan | Nonrecurring | Level 3
Assets
Loans	[3]	$ 61,020
Loan | Nonrecurring | Valuation Technique External Appraisal | Maximum | Level 3
Unobservable inputs
Haircut Applied On External Appraisal		20.00%
Loan | Nonrecurring | Valuation Technique External Appraisal | Minimum | Level 3
Unobservable inputs
Haircut Applied On External Appraisal		10.00%
Loan | Nonrecurring | Valuation Technique External Appraisal | Weighted Average | Level 3
Unobservable inputs
Haircut Applied On External Appraisal		10.30%
Other real estate owned | Nonrecurring | Level 3
Assets
Other real estate owned	[4]	$ 35,233
Other real estate owned | Nonrecurring | Valuation Technique External Appraisal | Maximum | Level 3
Unobservable inputs
Haircut Applied On External Appraisal		30.00%
Other real estate owned | Nonrecurring | Valuation Technique External Appraisal | Minimum | Level 3
Unobservable inputs
Haircut Applied On External Appraisal		15.00%
Other real estate owned | Nonrecurring | Valuation Technique External Appraisal | Weighted Average | Level 3
Unobservable inputs
Haircut Applied On External Appraisal		24.70%
CMO | Recurring
Assets
Trading Securities Debt		$ 659	529
CMO | Recurring | Level 3
Assets
Trading Securities Debt		$ 611	529
CMO | Trading account debt securities | Recurring | Discounted cash flow approach | Maximum | Level 3
Unobservable inputs
Weighted average life		2 years 1 month
Yield		4.40%
Prepayment speed		20.70%
CMO | Trading account debt securities | Recurring | Discounted cash flow approach | Minimum | Level 3
Unobservable inputs
Weighted average life		1 year 4 months
Yield		3.90%
Prepayment speed		16.30%
CMO | Trading account debt securities | Recurring | Discounted cash flow approach | Weighted Average | Level 3
Unobservable inputs
Weighted average life		1 year 11 months
Yield		4.10%
Prepayment speed		18.90%
Other | Recurring
Assets
Trading Securities Debt		$ 3,459	3,517
Other | Recurring | Level 3
Assets
Trading Securities Debt		$ 485	$ 529
Other | Recurring | Discounted cash flow approach | Level 3
Unobservable inputs
Weighted average life		5 years 2 months
Yield		12.00%
Prepayment speed		10.80%

[1]	Refer to Note 29 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.
[2]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35 . Costs to sell are excluded from the reported fair value amount .

[3]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[4]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.